EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 40,620	$ 55,068	$ 57,385
Net income	895	3,777	240
OCI	(932)	288	(331)
Total comprehensive income (loss)	(37)	4,065	(91)
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	22,449	32,410	34,786
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,739	7,457	7,524
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	14,432	15,201	15,075
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	9,770	9,670	9,697
Net income	27	286	748
OCI	(78)	1	16
Total comprehensive income (loss)	(51)	287	764
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,345	731	621
Net income	(79)	115	197
OCI	(2)	0	5
Total comprehensive income (loss)	(81)	115	202
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	6,037	6,249	5,614
Net income	(24)	100	95
OCI	(77)	6	2
Total comprehensive income (loss)	(101)	106	97
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,388	2,690	3,462
Net income	130	71	456
OCI	1	(5)	9
Total comprehensive income (loss)	$ 131	$ 66	$ 465